Goodwill and Other Intangible Assets - Schedule of Net Carrying Amount (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill, Gross Carrying Amount	$ 7,060	$ 7,060	$ 7,060
Goodwill, Accumulated Impairment	(7,060)	(7,060)	(4,529)
Goodwill, Net Carrying Amount		0	2,531
Gross Carrying Amount	18,692	18,253	19,688
Accumulated Amortization	(11,477)	(10,743)	(10,792)
Accumulated Impairment	(760)	(760)	(760)
Net Carrying Amount	$ 6,455	$ 6,750	8,136
Proprietary rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	6 years 4 months 24 days	7 years 2 months 12 days
Gross Carrying Amount	$ 8,220	$ 7,781	9,247
Accumulated Amortization	(3,920)	(3,688)	(4,950)
Net Carrying Amount	$ 4,300	$ 4,093	4,297
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	4 months 24 days	9 months 18 days
Gross Carrying Amount	$ 5,024	$ 5,024	5,024
Accumulated Amortization	(4,748)	(4,513)	(3,831)
Net Carrying Amount	$ 276	$ 511	1,193
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	3 years 1 month 6 days	3 years 7 months 6 days
Gross Carrying Amount	$ 2,440	$ 2,440	2,440
Accumulated Amortization	(1,653)	(1,528)	(1,277)
Net Carrying Amount	$ 787	$ 912	1,163
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	4 years 9 months 18 days	5 years 3 months 18 days
Gross Carrying Amount	$ 894	$ 894	894
Accumulated Amortization	(80)	(74)	(63)
Accumulated Impairment	(760)	(760)	(760)
Net Carrying Amount	$ 54	$ 60	71
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	4 years 4 months 24 days	4 years 10 months 24 days
Gross Carrying Amount	$ 1,430	$ 1,430	1,430
Accumulated Amortization	(798)	(727)	(584)
Net Carrying Amount	$ 632	$ 703	846
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	2 years 9 months 18 days	3 years 4 months 24 days
Gross Carrying Amount	$ 684	$ 684	653
Accumulated Amortization	(278)	(213)	(87)
Net Carrying Amount	$ 406	$ 471	$ 566